October 31, 2025
2025 Quarterly Report (Unaudited)

BlackRock MuniYield New York Quality Fund, Inc. (MYN)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
October 31, 2025
BlackRock MuniYield New York Quality Fund, Inc. (MYN)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
Alabama — 4.0%
Corporate — 4.0%
Black Belt Energy Gas District, RB(a)
Series A, 5.25%, 05/01/55	$2,750	$ 3,017,937
Series D, 5.00%, 03/01/55	1,275	1,382,540
Lower Alabama Gas District, RB, Series A, 5.00%, 09/01/46	1,920	2,075,306
Southeast Energy Authority A Cooperative District, RB(a)
Series A, 5.00%, 01/01/56	6,715	7,188,506
Series B, 5.25%, 03/01/55	2,875	3,096,449
Total Municipal Bonds in Alabama		16,760,738
California(a) — 0.8%
Corporate — 0.4%
California Community Choice Financing Authority, RB, Series B, Sustainability Bonds, 5.00%, 01/01/55	1,695	1,800,183
Transportation — 0.4%
California Infrastructure & Economic Development Bank, Refunding RB, Series A, Class B, AMT, Sustainability Bonds, 9.50%, 01/01/65(b)	2,040	1,632,000
Total Municipal Bonds in California		3,432,183
Georgia — 1.0%
Corporate — 1.0%
Main Street Natural Gas, Inc., RB, Series A, 5.00%, 05/15/43	4,070	4,145,320
Guam — 0.2%
Utilities — 0.2%
Guam Power Authority, Refunding RB, Series A, 5.00%, 10/01/41	710	739,326
Kentucky — 1.6%
Corporate — 1.6%
Kentucky Public Energy Authority, Refunding RB, Series B, 5.00%, 01/01/55(a)	6,420	6,973,620
New York — 123.3%
Corporate — 7.0%
New York Energy Finance Development Corp., RB, 5.00%, 07/01/56	12,160	13,071,924
New York Liberty Development Corp., RB, 5.50%, 10/01/37	1,015	1,213,222
New York Liberty Development Corp., Refunding RB, 5.25%, 10/01/35	3,955	4,620,048
New York Transportation Development Corp., ARB
AMT, 5.00%, 01/01/30	2,500	2,587,125
AMT, 5.63%, 04/01/40	2,570	2,698,612
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	2,620	2,740,712
AMT, 5.00%, 10/01/40	2,670	2,711,227
		29,642,870
County/City/Special District/School District — 22.7%
Battery Park City Authority, RB
Series A, Sustainability Bonds, 5.00%, 11/01/41	810	892,130
Series A, Sustainability Bonds, 5.00%, 11/01/42	1,585	1,729,228
Series A, Sustainability Bonds, 5.00%, 11/01/43	1,920	2,075,064
Series A, Sustainability Bonds, 5.00%, 11/01/48	2,665	2,824,628
Series A, Sustainability Bonds, 5.00%, 11/01/53	4,815	5,076,886
Build NYC Resource Corp., RB
Class A, 5.38%, 12/01/46	410	442,241
Class A, 5.50%, 12/01/51	590	627,723
Security	Par (000)	Value
County/City/Special District/School District (continued)
City of New York, GO
Series A-1, 5.00%, 08/01/47	$2,960	$ 3,044,796
Series A-1, 5.00%, 08/01/53	1,015	1,061,044
Series F-1, 4.00%, 03/01/47	2,730	2,528,273
Series G-1, 5.25%, 02/01/50	1,015	1,084,115
County of Nassau New York, GOL
Series A, 4.00%, 04/01/49	3,360	3,146,275
Series A, 4.25%, 04/01/52	5,000	4,837,832
Series A, 4.00%, 04/01/54	1,340	1,234,815
County of Nassau New York, Refunding GOL, Series A, (AGM), 4.00%, 04/01/49	4,235	4,030,830
New York City Industrial Development Agency, RB(c)
(AGM), 0.00%, 03/01/39	5,000	2,849,889
(AGM), 0.00%, 03/01/43	4,330	1,927,124
New York City Industrial Development Agency, Refunding RB, (AGM), 4.00%, 03/01/45	4,395	4,207,051
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Series B, 5.00%, 05/01/51	2,030	2,122,266
Series D, 5.50%, 05/01/52	1,015	1,097,812
Sub-Series E-1, 5.00%, 02/01/43	2,010	2,037,547
Series A-1, Subordinate, 5.50%, 05/01/50	2,025	2,213,505
Series B, Subordinate, 4.38%, 05/01/53	2,845	2,803,710
Series C-S, Subordinate, 5.00%, 05/01/50	1,335	1,392,761
Series F-1, Subordinate, 5.00%, 02/01/44	430	449,846
Series F-1, Subordinate, 4.00%, 02/01/51	8,110	7,519,796
Series H-1, Subordinate, 5.25%, 11/01/48	3,250	3,490,405
Series H-1, Subordinate, 5.50%, 11/01/51	360	391,858
New York Convention Center Development Corp., RB, CAB(c)
Series B, Sub Lien, 0.00%, 11/15/42	2,640	1,191,699
Series B, Sub Lien, 0.00%, 11/15/47	6,740	2,306,597
Series B, Sub Lien, 0.00%, 11/15/48	3,550	1,153,098
Series B, Sub Lien, (AGM-CR), 0.00%, 11/15/56	7,275	1,638,571
New York Liberty Development Corp., Refunding RB
Series 1, 3.00%, 02/15/42	1,110	948,868
Series A, Sustainability Bonds, 3.00%, 11/15/51	4,805	3,472,161
Saratoga County Capital Resource Corp., RB, 5.00%, 07/01/47	1,055	1,118,187
Schenectady County Capital Resource Corp., RB, Series A, 5.50%, 01/01/57	1,725	1,839,632
Triborough Bridge & Tunnel Authority Sales Tax Revenue, RB
Class A, 4.00%, 05/15/57	1,600	1,470,470
Series A, 4.25%, 05/15/58	5,620	5,388,621
Series A-1, 4.13%, 05/15/64	7,760	7,121,156
Yonkers Industrial Development Agency, Refunding RB, (SAW), 4.00%, 05/01/41	1,280	1,284,069
		96,072,579
Education — 10.3%
Albany Capital Resource Corp., Refunding RB(d)(e)
4.00%, 07/01/41	496	24,810
4.00%, 07/01/51	516	25,797
Build NYC Resource Corp., RB(b)
5.00%, 09/01/59	1,530	1,390,449
Sustainability Bonds, 5.75%, 06/01/52	1,000	991,634
Build NYC Resource Corp., Refunding RB
5.00%, 08/01/47	815	755,588
Series A, 5.00%, 06/01/43	525	525,200

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock MuniYield New York Quality Fund, Inc. (MYN)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Education (continued)
Dutchess County Local Development Corp., RB, 5.00%, 07/01/43	$685	$ 700,674
Dutchess County Local Development Corp., Refunding RB, 4.00%, 07/01/49	2,035	1,917,510
Monroe County Industrial Development Corp., RB, Series A, 5.00%, 07/01/53	4,190	4,343,270
Monroe County Industrial Development Corp., Refunding RB
Series A, 4.00%, 07/01/39	500	500,008
Series A, 4.00%, 07/01/50	6,970	6,341,160
New York State Dormitory Authority, RB
Series 1, (AMBAC), 5.50%, 07/01/40	4,580	5,376,175
Series A, 5.00%, 07/01/46	490	495,810
Sustainability Bonds, 5.00%, 07/01/50	1,625	1,656,765
Series A, Sustainability Bonds, 5.00%, 07/01/48	580	610,305
Series A, Sustainability Bonds, 5.25%, 07/01/50	515	555,768
Series A, Sustainability Bonds, 5.25%, 07/01/55	1,320	1,419,085
New York State Dormitory Authority, Refunding RB
Series A, 5.00%, 07/01/35	1,380	1,380,092
Series A, 4.00%, 07/01/49	435	390,772
Series A, 5.00%, 07/01/50	3,070	3,073,049
Onondaga County Trust for Cultural Resources, Refunding RB
5.00%, 12/01/43	3,250	3,388,767
4.00%, 12/01/47	1,650	1,538,345
Schenectady County Capital Resource Corp., Refunding RB, 5.00%, 01/01/47	5,540	5,578,797
Troy Capital Resource Corp., Refunding RB, 5.00%, 09/01/39	550	577,139
		43,556,969
Health — 10.8%
Albany Capital Resource Corp., Refunding RB, Series A, 5.50%, 05/01/55	3,655	3,916,256
Brookhaven Local Development Corp., Refunding RB, 5.00%, 10/01/50	2,950	3,004,957
Build NYC Resource Corp., RB
Class A, 5.25%, 07/01/37	1,495	1,440,401
Class A, 5.50%, 07/01/47	920	837,708
Genesee County Funding Corp., Refunding RB, Series A, 5.25%, 12/01/52	1,810	1,834,071
Monroe County Industrial Development Corp., RB
4.00%, 12/01/41	800	748,186
Series A, 5.00%, 12/01/32	830	831,217
Series A, 5.00%, 12/01/37	350	350,496
Monroe County Industrial Development Corp., Refunding RB
4.00%, 12/01/38	1,450	1,425,922
4.00%, 12/01/39	525	509,463
4.00%, 12/01/46	2,870	2,511,272
New York State Dormitory Authority, RB
Series 1, 5.25%, 07/01/54	1,055	1,135,668
Series 1-A, 4.00%, 07/01/51	7,100	6,530,681
Series A, 4.00%, 07/01/50	1,100	984,836
Series A, 11/15/55(f)	500	501,266
Series A-1, (AGM), 5.50%, 07/01/55	2,030	2,196,797
New York State Dormitory Authority, Refunding RB
4.00%, 07/01/45	460	367,716
4.25%, 05/01/52	4,355	4,066,645
5.00%, 05/01/52	5,910	5,975,580
Class A, 5.25%, 05/01/54	1,475	1,536,101
Security	Par (000)	Value
Health (continued)
New York State Dormitory Authority, Refunding RB (continued)
Series 1, 4.00%, 07/01/47	$3,250	$ 3,103,577
Suffolk County Economic Development Corp., RB, Series C, 5.00%, 07/01/32	625	625,791
Westchester County Local Development Corp., Refunding RB(b)
5.00%, 07/01/41	610	607,276
5.00%, 07/01/56	680	598,687
		45,640,570
Housing — 10.9%
New York City Housing Development Corp., RB, M/F Housing
Sustainability Bonds, (HUD SECT 8), 4.80%, 02/01/53	3,440	3,453,550
Series A, Sustainability Bonds, 4.75%, 11/01/48	420	424,547
Series A, Sustainability Bonds, (FHLMC, FNMA, GNMA, HUD SECT 8), 4.70%, 08/01/54	3,250	3,241,196
Series A, Sustainability Bonds, (FHLMC), 5.20%, 02/01/55	2,290	2,352,782
Series A-1, Sustainability Bonds, 4.65%, 11/01/49	790	796,048
Series B-1, Sustainability Bonds, 5.25%, 11/01/55	305	316,141
Series B-1, Class A, Sustainability Bonds, (HUD SECT 8), 4.65%, 11/01/49	1,185	1,194,073
Series C-1, Sustainability Bonds, 5.05%, 11/01/50	810	833,719
Series C-1, Sustainability Bonds, (HUD SECT 8), 4.50%, 08/01/54	1,345	1,315,842
Series D-1, Sustainability Bonds, (HUD SECT 8), 4.50%, 11/01/54	810	792,424
Series D-2, Sustainability Bonds, (HUD SECT 8), 4.45%, 11/01/49	1,420	1,407,043
Series D-2, Sustainability Bonds, (HUD SECT 8), 4.50%, 11/01/54	1,015	992,976
Series E-1, Sustainability Bonds, 4.85%, 11/01/53	4,310	4,346,320
Series F-1A, Sustainability Bonds, 4.55%, 11/01/54	6,015	5,913,329
Series F-1A, Sustainability Bonds, 5.00%, 11/01/54	1,550	1,582,366
New York City Housing Development Corp., RB, S/F Housing, Series A, Sustainability Bonds, 4.25%, 11/01/43	3,575	3,576,455
New York State Housing Finance Agency, RB, M/F Housing
Series A, 4.65%, 11/15/38	950	950,079
Series B-1, Sustainability Bonds, (SONYMA), 4.85%, 11/01/48	1,525	1,558,430
Series C-1, Sustainability Bonds, (SONYMA), 4.65%, 11/01/48	625	627,521
State of New York Mortgage Agency Homeowner Mortgage Revenue, RB, S/F Housing
Series 250, Sustainability Bonds, (SONYMA), 4.80%, 10/01/48	3,960	4,044,899
Series 255, Sustainability Bonds, (SONYMA), 4.70%, 10/01/43	1,630	1,661,787
Series 261, Sustainability Bonds, (SONYMA), 4.55%, 10/01/49	4,500	4,455,990
		45,837,517
State — 9.5%
Empire State Development Corp., RB, Series A, 5.00%, 03/15/46	4,070	4,281,509
Empire State Development Corp., Refunding RB, 5.00%, 03/15/47	3,300	3,398,032
New York City Transitional Finance Authority Building Aid Revenue, RB, Series S-1, (SAW), 5.00%, 07/15/43	1,220	1,319,471
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock MuniYield New York Quality Fund, Inc. (MYN)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
State (continued)
New York State Dormitory Authority, RB
Series A, 5.00%, 03/15/44	$5,275	$ 5,395,865
Series A, 5.00%, 03/15/45	3,300	3,372,288
Series A, 5.00%, 03/15/52	4,625	4,835,011
New York State Dormitory Authority, Refunding RB
Series A, 5.00%, 03/15/46	1,460	1,514,990
Series A, 4.00%, 03/15/54	8,600	7,950,671
Series D, 5.00%, 02/15/48	1,535	1,576,228
New York State Thruway Authority, RB, Series A, 5.00%, 03/15/49	4,060	4,283,604
New York State Thruway Authority, Refunding RB, Series A, 5.00%, 03/15/48	2,045	2,124,664
		40,052,333
Tobacco — 2.0%
Chautauqua Tobacco Asset Securitization Corp., Refunding RB
4.75%, 06/01/39	2,190	1,835,084
5.00%, 06/01/48	820	640,478
New York Counties Tobacco Trust VI, Refunding RB
Series A-2B, 5.00%, 06/01/45	330	288,769
Series A-2B, 5.00%, 06/01/51	1,110	937,242
Niagara Tobacco Asset Securitization Corp., Refunding RB, 5.25%, 05/15/40	2,250	2,155,493
TSASC, Inc., Refunding RB, Series A, 5.00%, 06/01/41	770	772,144
Westchester Tobacco Asset Securitization Corp., Refunding RB, Sub-Series C, 4.00%, 06/01/42	2,295	1,873,184
		8,502,394
Transportation — 35.2%
Buffalo & Fort Erie Public Bridge Authority, RB, 5.00%, 01/01/47	1,250	1,260,000
Hudson Yards Infrastructure Corp., Refunding RB
Series A, 5.00%, 02/15/42	2,950	2,996,521
Series A, (AGM), 4.00%, 02/15/47	2,760	2,609,478
Metropolitan Transportation Authority Dedicated Tax Fund, Refunding RB, Series B-2, Sustainability Bonds, 5.00%, 11/15/48	915	959,363
Metropolitan Transportation Authority, RB
Series A-1, Sustainability Bonds, 4.00%, 11/15/45	1,125	1,035,900
Series D-2, Sustainability Bonds, 4.00%, 11/15/48	1,950	1,783,526
Series D-3, Sustainability Bonds, 4.00%, 11/15/49	3,320	3,022,953
Metropolitan Transportation Authority, Refunding RB
Series A, Sustainability Bonds, 5.50%, 11/15/47	3,960	4,278,942
Series A-1, Sustainability Bonds, (AGM), 4.00%, 11/15/54	2,155	1,923,287
Series C-1, Sustainability Bonds, (BAM-TCRS), 4.75%, 11/15/45	4,580	4,543,017
MTA Hudson Rail Yards Trust Obligations, Refunding RB, Series A, 5.00%, 11/15/56	5,655	5,654,698
New York City Industrial Development Agency, Refunding RB, Series A, 5.00%, 07/01/28	515	515,077
New York State Thruway Authority, Refunding RB
Series P, 5.00%, 01/01/49	1,015	1,067,788
Series B, Subordinate, 4.00%, 01/01/50	485	448,809
New York Transportation Development Corp., ARB
AMT, 5.00%, 12/01/34	6,115	6,602,389
AMT, 5.00%, 12/01/35	1,595	1,713,764
AMT, 5.00%, 12/01/39	950	994,142
AMT, 5.00%, 12/01/41	550	566,021
Series A, AMT, 5.00%, 07/01/46	8,210	8,174,187
Series A, AMT, 5.25%, 01/01/50	6,685	6,684,882
Security	Par (000)	Value
Transportation (continued)
New York Transportation Development Corp., ARB (continued)
AMT, Sustainability Bonds, 6.00%, 06/30/50	$810	$ 868,456
New York Transportation Development Corp., RB
AMT, 4.00%, 10/31/41	560	529,850
AMT, 4.00%, 10/31/46	1,815	1,621,021
AMT, Sustainability Bonds, (AGM), 5.00%, 06/30/49	1,665	1,675,519
AMT, Sustainability Bonds, 6.00%, 06/30/54	5,035	5,253,930
AMT, Sustainability Bonds, (AGM), 5.13%, 06/30/60	810	813,939
AMT, Sustainability Bonds, (AGM), 5.25%, 06/30/60	10,935	11,131,630
AMT, Sustainability Bonds, 5.50%, 06/30/60	4,020	4,104,302
New York Transportation Development Corp., Refunding RB
Series A, AMT, 5.00%, 12/01/37	2,350	2,455,868
Series A, AMT, Sustainability Bonds, 5.50%, 12/31/60	4,090	4,177,065
New York Transportation Development Corp., Refunding RB, CAB, Series B, AMT, (AGM), 5.00%, 12/31/54(g)	1,980	1,286,500
Port Authority of New York & New Jersey, ARB, Series 221, AMT, 4.00%, 07/15/55	1,325	1,190,343
Port Authority of New York & New Jersey, Refunding ARB
Series 240, 5.00%, 07/15/53	2,035	2,120,340
AMT, 5.00%, 01/15/47	3,250	3,349,314
Series 177, AMT, 4.00%, 01/15/43	735	688,205
Series 202, AMT, 5.00%, 10/15/34	2,040	2,086,549
Series 206, AMT, 5.00%, 11/15/47	4,065	4,093,915
Series 231, AMT, 5.50%, 08/01/52	1,685	1,784,003
Port Authority of New York & New Jersey, Refunding RB
Series 250, 5.25%, 10/15/55	2,030	2,182,713
Series 242, AMT, 5.00%, 12/01/39	790	848,516
Series 242, AMT, 5.00%, 12/01/48	2,030	2,093,439
Triborough Bridge & Tunnel Authority, RB
Series A, 5.00%, 11/15/47	4,600	4,768,570
Series A, 4.00%, 11/15/52	5,500	5,094,574
Series A, 5.25%, 12/01/54	5,060	5,358,603
Series A, 5.50%, 11/15/57	2,145	2,295,484
Series A-1, 5.25%, 11/15/55	465	497,481
Triborough Bridge & Tunnel Authority, Refunding RB
Series A-1, 5.00%, 05/15/51	1,800	1,848,302
Series C, 5.00%, 05/15/47	4,805	4,990,087
Series C, 4.13%, 05/15/52	4,900	4,636,597
Series C, Sustainability Bonds, 5.25%, 11/15/42	715	788,190
Triborough Bridge & Tunnel Authority, Refunding RB, CAB, Series B, 0.00%, 11/15/32(c)	9,000	7,263,624
		148,731,673
Utilities — 14.9%
Long Island Power Authority, RB
(BAM-TCRS), 5.00%, 09/01/42	5,700	5,822,905
5.00%, 09/01/47	550	556,911
Series E, Sustainability Bonds, 5.00%, 09/01/53	2,865	2,978,894
Long Island Power Authority, Refunding RB
Series A, 5.25%, 09/01/50	4,060	4,352,981
Series B, 5.00%, 09/01/41	930	938,316
New York City Municipal Water Finance Authority, RB, Series BB, 5.00%, 06/15/52	3,440	3,618,974
New York City Municipal Water Finance Authority, Refunding RB
5.00%, 06/15/50	1,445	1,490,068
Series DD, 4.13%, 06/15/46	2,275	2,215,999
Series DD, 4.13%, 06/15/47	2,145	2,084,167
Series EE, 5.00%, 06/15/45	2,750	2,904,997

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock MuniYield New York Quality Fund, Inc. (MYN)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Utilities (continued)
New York Power Authority, RB
Series A, Sustainability Bonds, (AGM), 5.00%, 11/15/48	$2,565	$ 2,704,229
Series A, Sustainability Bonds, (AGM), 5.00%, 11/15/53	3,675	3,839,234
Series A, Sustainability Bonds, (AGM), 5.13%, 11/15/58	6,430	6,758,161
New York Power Authority, Refunding RB
Series A, Sustainability Bonds, 4.00%, 11/15/50	7,125	6,590,008
Series A, Sustainability Bonds, 4.00%, 11/15/55	6,515	6,019,702
Series A, Sustainability Bonds, 4.00%, 11/15/60	560	505,866
New York State Environmental Facilities Corp., RB, Series A, Sustainability Bonds, 5.00%, 09/15/54	3,960	4,207,150
New York State Environmental Facilities Corp., Refunding RB, 5.00%, 06/15/51	3,180	3,334,028
Rockland County Solid Waste Management Authority, RB, Series A, AMT, Sustainability Bonds, 4.00%, 12/15/46	1,125	1,034,842
Utility Debt Securitization Authority, Refunding RB, Series 2, Sustainability Bonds, 5.00%, 06/15/53	810	852,908
		62,810,340
Total Municipal Bonds in New York		520,847,245
Puerto Rico — 3.3%
State — 3.3%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	1	945
Series A-1, Restructured, 5.00%, 07/01/58	1,719	1,669,563
Series A-2, Restructured, 4.78%, 07/01/58	123	115,669
Series A-2, Restructured, 4.33%, 07/01/40	328	317,994
Series B-1, Restructured, 4.75%, 07/01/53	551	520,972
Series B-1, Restructured, 5.00%, 07/01/58	8,579	8,332,274
Series B-2, Restructured, 4.78%, 07/01/58	722	678,966
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(c)	6,509	2,265,344
Total Municipal Bonds in Puerto Rico		13,901,727
South Carolina — 1.0%
Corporate — 1.0%
Patriots Energy Group Financing Agency, RB, Series A1, 5.25%, 10/01/54(a)	3,800	4,145,377
Total Municipal Bonds — 135.2% (Cost: $557,802,271)		570,945,536
Municipal Bonds Transferred to Tender Option Bond Trusts(h)
New York — 31.2%
County/City/Special District/School District — 6.9%
City of New York, GO
Series B, 5.25%, 10/01/47	5,395	5,685,768
Series E1, 5.25%, 04/01/44	10,000	10,718,382
County of Nassau New York, GOL(i)
Series A, 5.00%, 04/01/49	4,058	4,276,893
Series A, 5.00%, 04/01/55	4,060	4,251,845
Triborough Bridge & Tunnel Authority Sales Tax Revenue, RB, Class A, 5.25%, 05/15/52(i)	4,080	4,308,590
		29,241,478
Education — 1.4%
Onondaga Civic Development Corp., RB, 5.50%, 12/01/56(i)	5,456	5,968,087
Housing — 1.2%
New York City Ny Hsg Dev Corp, 5.00%, 11/01/55	5,074	5,148,190
State — 6.7%
New York State Dormitory Authority, RB, Series A, 5.00%, 03/15/44	10,000	10,229,128
Security	Par (000)	Value
State (continued)
New York State Dormitory Authority, Refunding RB
Series A, 5.00%, 03/15/55	$4,060	$ 4,252,446
Series B, 5.00%, 03/15/54(i)	5,038	5,271,148
Series C, 5.50%, 03/15/53(i)	6,100	6,656,453
New York State Thruway Authority, Refunding RB, Series A, 5.00%, 03/15/46(i)	1,770	1,846,523
		28,255,698
Transportation — 7.2%
Hudson Yards Infrastructure Corp., Refunding RB, Series A, 5.00%, 02/15/42	5,500	5,586,734
Metropolitan Transportation Authority Dedicated Tax Fund, Refunding RB, Sustainability Bonds, Series B-2, 5.00%, 11/15/47(i)	8,414	8,844,576
Port Authority of New York & New Jersey, Refunding ARB, AMT, Series 200, 5.50%, 08/01/52(i)	5,440	5,759,629
Triborough Bridge & Tunnel Authority, Refunding RB
Series C, 4.13%, 05/15/52	5,000	4,731,222
Series C, 5.25%, 05/15/52(i)	5,360	5,626,245
		30,548,406
Utilities — 7.8%
New York City Municipal Water Finance Authority, RB
Series BB, 5.25%, 06/15/55	11,325	12,125,955
Sub Series CC-1, 5.25%, 06/15/54	5,520	5,874,242
New York City Municipal Water Finance Authority, Refunding RB, Series AA-3, 5.25%, 06/15/48(i)	6,976	7,428,865
Utility Debt Securitization Authority, Refunding RB, Sustainability Bonds, 2nd Series, 5.00%, 12/15/50(i)	7,040	7,425,328
		32,854,390
Total Municipal Bonds in New York		132,016,249
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 31.2% (Cost: $129,203,589)		132,016,249
Total Investments — 166.4% (Cost: $687,005,860)		702,961,785
Other Assets Less Liabilities — 1.9%		8,268,057
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (20.8)%		(88,031,980)
VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (47.5)%		(200,828,716)
Net Assets Applicable to Common Shares — 100.0%		$ 422,369,146

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)	Issuer filed for bankruptcy and/or is in default.
(e)	Non-income producing security.
(f)	When-issued security.
(g)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(h)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(i)
All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between November 15, 2030 to June 1, 2033, is $49,388,380.

Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock MuniYield New York Quality Fund, Inc. (MYN)

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/25	Shares Held at 10/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares(a)	$ 22,688,818	$ —	$ (22,688,818)(b)	$ —	$ —	$ —	—	$ 55,244	$ —

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	133	12/19/25	$ 14,994	$ (139,935)
U.S. Long Bond	130	12/19/25	15,267	(437,584)
5-Year U.S. Treasury Note	78	12/31/25	8,522	(29,848)
				$ (607,367)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 570,945,536	$ —	$ 570,945,536
Municipal Bonds Transferred to Tender Option Bond Trusts	—	132,016,249	—	132,016,249
	$—	$702,961,785	$—	$702,961,785

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock MuniYield New York Quality Fund, Inc. (MYN)

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Liabilities
Interest Rate Contracts	$ (607,367)	$ —	$ —	$ (607,367)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(87,621,257)	$—	$(87,621,257)
VRDP Shares at Liquidation Value	—	(201,000,000)	—	(201,000,000)
	$—	$(288,621,257)	$—	$(288,621,257)

Portfolio Abbreviation
AGM	Assured Guaranty Municipal Corp.
AGM-CR	AGM Insured Custodial Receipt
AMBAC	AMBAC Assurance Corp.
AMT	Alternative Minimum Tax
ARB	Airport Revenue Bonds
BAM-TCRS	Build America Mutual Assurance Co. - Transferable Custodial Receipts
CAB	Capital Appreciation Bonds
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
GOL	General Obligation Ltd.
HUD SECT 8	U.S. Department of Housing and Urban Development Section 8
M/F	Multi-Family
RB	Revenue Bonds
S/F	Single-Family
SAW	State Aid Withholding
SONYMA	State of New York Mortgage Agency
Schedule of Investments